Holisto Investment and Acquisition - Narrative (Details) € in Thousands, $ in Millions				12 Months Ended
	Jul. 31, 2025 EUR (€)	Jul. 31, 2025 USD ($)	Jul. 30, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jul. 30, 2025
Business Combination [Line Items]
Investment in equity-method investees				€ 0	€ 10,211	€ 0
Business combination, recognition of gain				3,246	€ 0	€ 0
Holisto Limited
Business Combination [Line Items]
Business combination, voting equity interest acquired, percentage	69.20%	69.20%
Payments to acquire businesses, gross	€ 22,300	$ 25.5
Business combination, acquiree's revenue since acquisition date				12,600
Business combination, acquiree's earnings since acquisition date				2,700
Business combination, recognition of gain				€ 3,200
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Remeasurement, Gain, Statement of Income or Comprehensive Income [Extensible Enumeration]				Other, net
Transaction costs				€ 600
Capitalized direct transactions costs				€ 900
Holisto Limited
Business Combination [Line Items]
Equity method investment, ownership percentage			38.60%				30.80%
Equity method investment, ownership percentage, fully diluted			30.00%
Investment in equity-method investees			€ 10,200
Ownership percentage, after share purchase option			100.00%
Share option, exercisable term			15 months